Cover	Sep. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2020
Entity File Number	001-35092
Entity Registrant Name	EXACT SCIENCES CORPORATION
Entity Central Index Key	0001124140
Entity Tax Identification Number	02-0478229
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5505 Endeavor Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53719
City Area Code	608
Local Phone Number	284-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	EXAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false